FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Assets and liabilities measured at fair value on a recurring basis, table (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Cash, current	$ 20,776	$ 474,317
Fair Value, Inputs, Level 1
Cash, current	$ 20,776